SCHEDULE OF BALANCE SHEET CLASSIFICATION (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Total operating and finance leases assets	Total operating and finance leases assets
Operating lease right of use assets	$ 6,624	$ 6,931
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Total operating and finance leases assets	Total operating and finance leases assets
Finance lease right of use assets	$ 9,703	$ 9,252
Total operating and finance leases assets	$ 16,327	$ 16,183
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current portion of long-term debt	Current portion of long-term debt
Operating leases liability current	$ 713	$ 635
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current portion of long-term debt	Current portion of long-term debt
Finance leases liability current	$ 73	$ 390
Total current liabilities	$ 786	$ 1,025
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term debt	Long-term debt
Operating leases liability non current	$ 5,515	$ 5,893
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term debt	Long-term debt
Finance leases liability non current	$ 75	$ 182
Total noncurrent liabilities	5,590	6,075
Total liabilities	$ 6,376	$ 7,100